Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES INCOME SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2023
Document Creation Date	dei_DocumentCreationDate	Jan. 23, 2023